Common Stock and Stockholders' Equity - Summary of Long-Term Incentive Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares
Nonvested beginning balance, shares	3,407,354
Granted, shares	1,541,395		1,558,347
Vested, shares	(1,399,874)
Forfeited, shares	(204,062)
Nonvested ending balance, shares		3,407,354
Weighted Average Grant-Date Fair Value
Nonvested beginning balance (in usd per share)	$ 4.97
Granted (in usd per share)	$ 6.66	$ 4.77	$ 5.37
Vested (in usd per share)	$ 5.06
Forfeited (in usd per share)	$ 5.44
Nonvested ending balance (in usd per share)	$ 5.66	$ 4.97
2010 Long-Term Incentive Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option outstanding or exercisable (in shares)	3,915,594